Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Basis of Presentation

1.                                      Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2012	Percentage of ownership as of December 31, 2011	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 10)	April 2001	PRC	73.09%	73.09%	Research and development, production and sales of vaccine products
Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products
Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 10)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Ownership in the subsidiaries located in the People’s Republic of China (“PRC” or “China”), as well as licenses, involve certain inherent risks due to the complexity of the governmental rules in China.  Such ownership could be challenged by PRC government authorities.  Each of these matters is subject to uncertainty, and it is possible that some of these matters may result in unfavorable outcome for the Company.